Offerings - Offering: 1	Feb. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	14,787,850
Proposed Maximum Offering Price per Unit	2.92
Maximum Aggregate Offering Price	$ 43,180,522.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,610.94
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional common shares, no par value per share ("common shares") which become issuable under the 2020 Share Option and Incentive Plan (the "2020 Plan") by reason of any share dividend, share split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding common shares. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on $2.92, the average of the high and low sale prices of the Registrant's common shares as reported on the Nasdaq Stock Market on February 26, 2025. Represents an annual increase to the number of shares available for issuance under the 2020 Plan, in accordance with the automatic annual increase provision, effective as of January 1, 2025.